Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2023
Accumulated Other Comprehensive Loss [Abstract]
Schedule of accumulated other comprehensive loss
	March 31, 2023	March 31, 2022
Change in fair value on equity investments designated as FVTOCI	$24,355	$23,043
Share of other comprehensive loss in associate	1,380	494
Currency translation adjustment	17,508	(21,584)
Balance, end of the period	$43,243	$1,953